Provision for judicial liabilities - Contingencies with possible losses (Details) - BRL (R$) R$ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Fibria
Disclosure of other provisions [line items]
Fair Value Adjustment Of Probable Contingencies	R$ 2,088,587	R$ 2,108,635
Total
Disclosure of other provisions [line items]
Possible Losses for Which No Provision Was Recorded	11,545,442	15,074,276
Taxes and social security (1)
Disclosure of other provisions [line items]
Possible Losses for Which No Provision Was Recorded	10,329,685	9,837,082
Labor
Disclosure of other provisions [line items]
Possible Losses for Which No Provision Was Recorded	186,654	171,480
Civil and environmental (1) (2)
Disclosure of other provisions [line items]
Possible Losses for Which No Provision Was Recorded	R$ 1,029,103	R$ 5,065,714